RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS

Management fees

During the six months ended June 30, 2012 the Company paid management fees of $2,740 to our President, Michael Friedman, and $2,000 to our Chief Financial Officer, Barry Hollander. The Company also issued 366,000 shares of its common stock to the CFO. The shares were valued at $0.033 per share, the price of the common stock sold in the Company’s private placements.

Amounts due Mediswipe, Inc.

As of June 30, 2012 and December 31, 2011, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 33% of the Company’s outstanding common stock. The Company owes Mediswipe $68,186 and $69,934 as of June 30, 2012 and December 31, 2011, respectively, as a result of advances received from Mediswipe. These advances are non-interest bearing and are due on demand.

Board of Directors

Effective August 1, 2012, the Company entered into Advisory Board Agreements with Dr. James Canton and Scott Climes. Pursuant to each agreement, the Company granted a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options vest as follows; 200,000 upon the effective date and 50,000 at the end of each of the subsequent twelve months. Effective September 11, 2012, Dr. Canton became the Chairman of the Board of Directors, and Mr. Climes was appointed the Chief Executive Officer (“CEO”) of the Company and named to the Board of Directors. Prior to his appointment as CEO and director, the Company issued a $50,000 convertible promissory note (see footnote 7). Prior to his appointment as Chairman of the Board of the Company, Dr. Canton was issued 100,000 shares of restricted common stock in exchange for the transfer a patent pending application that allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

RELATED PARTY TRANSACTIONS

Officer advances and repayments

During the years ended December 31, 2011 and 2010, the Company’s Chief Executive Officer (“CEO”) loaned or advanced the Company $5,050 and $10,100, respectively. During the years ended December 31, 2011 and 2010 the Company repaid $8,350 and $6,800, respectively and there was no balance due as of December 31, 2011.

Management fees

During the year ended December 31, 2011 the Company paid management fees of $3,151 to Michael Friedman (CEO). The Company also issued 3,000,000 shares of its common stock to the CEO and 534,000 shares of its common stock to the CFO. The shares were valued at $0.033 per share, the price of the common stock sold in the Company’s private placements. Accordingly, the Company recorded stock compensation expense of $117,800 for the year ended December 31, 2011.

Investor Relations

The Company paid fees totaling $4,600 for investor relations services provided by an entity that is owned by the Company’s CEO.

Amounts due Mediswipe, Inc.

As of December 31, 2011, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 60% of the Company’s outstanding common stock. The Company owes Mediswipe $69,936 and $13,350 as of December 31, 2011 and 2010, respectively, as a result of advances received from Mediswipe.